EMPLOYEE BENEFITS - Defined benefit pension plan - Allocation of plan assets (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Brazilian Plans
Allocation for plan assets
Fixed income	99.70%	99.70%
Others	0.30%	0.30%
Total	100.00%	100.00%
North American Plans
Allocation for plan assets
Fixed income	58.30%	83.60%
Variable income	36.80%	11.60%
Others	4.90%	4.80%
Total	100.00%	100.00%
Defined benefit pension plan
Allocation for plan assets
Target allocation of shares (as a percent)	10.00%
Target allocation of debt securities (as a percent)	85.00%
Target allocation of alternative securities (as a percent)	5.00%